LOANS - Credit portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(10,521,501)	(9,694,456)
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	236,970,165	235,373,468
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | General purpose loans [member]
Disclosure of financial assets [line items]
Financial assets	73,738,900	74,621,729
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Payroll loans [member]
Disclosure of financial assets [line items]
Financial assets	32,619,563	33,306,684
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Personal loans [member]
Disclosure of financial assets [line items]
Financial assets	14,232,850	13,425,625
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Credit cards [member]
Disclosure of financial assets [line items]
Financial assets	7,937,759	7,341,533
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Working capital loans [member]
Disclosure of financial assets [line items]
Financial assets	16,413,196	14,631,609
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Commercial financial leases [member]
Disclosure of financial assets [line items]
Financial assets	11,706,825	10,861,995
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Automobile and vehicle loans [member]
Disclosure of financial assets [line items]
Financial assets	5,332,355	5,421,073
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Loans funded by development banks [member]
Disclosure of financial assets [line items]
Financial assets	4,464,785	4,053,300
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Overdrafts [member]
Disclosure of financial assets [line items]
Financial assets	585,686	512,504
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Consumer financial leases [member]
Disclosure of financial assets [line items]
Financial assets	15,509	18,491
Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(10,438,261)	(9,616,860)
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	176,168,055	179,115,847
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	186,203,770	188,313,361	$ 231,573,437	$ 206,447,165
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(10,035,715)	(9,197,514)	(11,275,612)	(10,905,171)
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	102,145,802	105,248,652
Loans to corporate entities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	107,440,424	110,742,842
Loans to corporate entities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(5,294,622)	(5,494,190)
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	392,585	5,966,299
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	392,607	5,967,743	3,218,433	4,693,678
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(22)	(1,444)	(2,386)	(851)
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	18,106,219	17,530,914
Mortgage [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	18,486,206	17,883,355	29,120,316	24,558,771
Mortgage [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Mortgage loans [member]
Disclosure of financial assets [line items]
Financial assets	16,294,206	15,488,044
Mortgage [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Housing leases [member]
Disclosure of financial assets [line items]
Financial assets	2,192,000	2,395,311
Mortgage [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(379,987)	(352,441)	(732,407)	(560,904)
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	223,869	228,749
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	277,529	267,720	317,739	372,321
Microcredit [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (53,660)	$ (38,971)	$ (105,070)	$ (124,039)